Equity Incentive Plan - Summary of Company's Restricted Stock (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Number of Restricted Shares, Granted | shares	16,983
Number of Restricted Shares, Vested | shares	0
Number of Restricted Shares, Forfeited | shares	0
Number of Restricted Shares, Nonvested at December 31, 2015 | shares	16,983
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 10.82
Weighted Average Grant Date Fair Value, Vested | $ / shares	0
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0
Weighted Average Grant Date Fair Value, Nonvested at December, 2015 | $ / shares	$ 10.82